Trade accounts receivable - Summary of Trade Accounts Receivable Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ 2,564	€ 2,547
At cost
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	2,622	2,601
Allowance for doubtful accounts
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ (58)	€ (54)